INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLES
Schedule of amortization of intangible assets

The amortization was $7.3 million in each of the years 2015,  2014 and 2013 and will be recognized over each of the next four years as follows (thousands):

2016	$7,324
2017	7,324
2018	7,324
2019	3,662
$25,634

Schedule of future amortization of below market intangibles

An amortization benefit of $3.2,  $3.2 and $2.5 million was recognized in 2015,  2014 and 2013, respectively, and the recognition of the benefit over the next two years is estimated to be as follows (thousands):

2016	$3,125
2017	3,096
$6,221